Salaries and social security payables (Tables)	12 Months Ended
Dec. 31, 2017
Salaries and social security payables
Schedule of salaries and social security payables

	As of December 31,
Current	2017	2016
Vacation and bonuses	1,433	1,102
Social security payables	499	383
Termination benefits	119	125

	2,051	1,610

Non-current
Termination benefits	160	144
Bonuses	99	40

	259	184

Total salaries and social security payables	2,310	1,794

Schedule of employee benefit expenses and severance payments

	Years ended December 31,
	2017	2016	2015
Salaries	(8,741)	(6,954)	(5,166)
Social security expenses	(2,846)	(2,147)	(1,642)
Severance indemnities and termination benefits	(944)	(521)	(319)
Other employee benefits	(187)	(178)	(126)

	(12,718)	(9,800)	(7,253)